SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 33 — SUBSEQUENT EVENTS

I) On March 24, 2020, the Company informed the market that it is monitoring the spread of COVID-19, commonly known as coronavirus, throughout the many countries in which it operates. This situation has demanded that the Company take exceptional measures to ensure the health and safety of its stakeholders. The Company has formed Crisis Committees in the countries where it operates, which have monitored cases on a daily basis and implemented the preventive measures needed to minimize the spread of the virus, protect the health and well-being of stakeholders and ensure the continuity of operations.

The operations in Peru and Argentina have been shut down due to the decisions taken by their respective federal governments, which have declared a state of national emergency. In the United States, the Special Steel industrial operations also have been shut down, given the slowdown in the automotive industry. Shipments to our customers are being maintained according to their needs.

In Brazil we have had impacts at some of our operations due to specific local restrictions in some states, based on government decision to establish quarantine law. Shipments have been maintained, respecting the restrictions in place for the moment.

Besides those measures and focusing on minimizing the movement of people not essential for the production process at our mills, and considering market uncertainties, the global Capex plan for 2020 is being carefully postponed. This includes ongoing investments and the ones planned to be approved throughout the year.

It is important to mention that the combination of a cash position of R$ 6.3 billion as of December 31, 2019, of which 52% is in U.S. dollar, and the availability of standby credit facilities in the amount of R$4 billion, leaves the Company well prepared for this moment of volatility. Furthermore, the average maturity term of the Company’s gross debt is 7.4 years, which represents a well-balanced and well distributed debt maturity schedule for the coming years.